SUBSEQUENT EVENTS (Details) $ in Millions, Rp in Billions	1 Months Ended	12 Months Ended
	Jan. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Mar. 27, 2024 IDR (Rp)
SUBSEQUENT EVENTS
Repayments of loans and other borrowings		Rp 35,323	$ 2,294	Rp 44,304	Rp 43,740
Outstanding Loan Payment | Telkomsel | BSI
SUBSEQUENT EVENTS
Repayments of loans and other borrowings	Rp 500
Outstanding Loan Payment | Telkomsel | Bank of China
SUBSEQUENT EVENTS
Repayments of loans and other borrowings	1,400
Outstanding Loan Payment | Telkomsel | BJB
SUBSEQUENT EVENTS
Repayments of loans and other borrowings	Rp 500
Credit agreement with bank DBS
SUBSEQUENT EVENTS
Credit agreement with bank amounting						Rp 5,000